EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	4.40%	3.40%	4.90%
Total borrowings	$ 1,142.8	$ 845.2	$ 854.7
Hereof non-current	933.6	742.6	756.0
Hereof current	$ 209.2	$ 102.6	$ 98.7
Sale-and-leaseback transaction prepayment
Disclosure of detailed information about borrowings [line items]
Fixed/floating	N/A
Maturity	2022	—	—
Total borrowings	$ 21.0
Floating interest rate | DSF Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2021
Effective interest rate			4.70%
Total borrowings			$ 50.0
Floating interest rate | TFA Facility 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2021
Effective interest rate			5.10%
Total borrowings			$ 237.3
Floating interest rate | DSF Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2021
Effective interest rate			4.70%
Total borrowings			$ 48.2
Floating interest rate | DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2022
Effective interest rate			4.70%
Total borrowings			$ 21.8
Floating interest rate | TFA Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2022
Effective interest rate	0.00%	0.00%	5.10%
Total borrowings	$ 0.0	$ 0.0	$ 75.2
Floating interest rate | ING
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2024
Effective interest rate	0.00%	0.00%	4.10%
Total borrowings	$ 0.0	$ 0.0	$ 35.5
Floating interest rate | ABN AMRO
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2024
Effective interest rate			4.20%
Total borrowings			$ 21.1
Floating interest rate | DSF Facility 4
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	—	—	2026
Effective interest rate			4.40%
Total borrowings			$ 86.5
Floating interest rate | CEXIM
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2030	2030	2030
Effective interest rate	4.00%	3.20%	4.40%
Total borrowings	$ 44.9	$ 96.4	$ 104.0
Floating interest rate | Term Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	2026	—
Effective interest rate	3.80%	3.00%
Total borrowings	$ 279.4	$ 299.1
Floating interest rate | DSF Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2027	2027	—
Effective interest rate	3.60%	2.90%
Total borrowings	$ 221.9	$ 150.3
Floating interest rate | HCOB Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2025	2025	—
Effective interest rate	5.10%	4.30%
Total borrowings	$ 85.3	$ 81.2
Floating interest rate | HCOB Facility 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	2025	—
Effective interest rate	4.50%	3.90%
Total borrowings	$ 25.4	$ 33.3
Floating interest rate | KFW Facility
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2032	2032	—
Effective interest rate	4.10%	3.30%
Total borrowings	$ 40.9	$ 44.0
Floating interest rate | Bocomm 1
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2025	2025	2025
Effective interest rate	4.90%	4.10%	5.50%
Total borrowings	$ 51.7	$ 57.8	$ 63.9
Floating interest rate | Bocomm 2
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2031	—	—
Effective interest rate	4.90%
Total borrowings	$ 37.8
Floating interest rate | Bocomm scrubber
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2024	—	—
Effective interest rate	5.00%
Total borrowings	$ 7.5
Floating interest rate | Bocomm 3
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2029	—	—
Effective interest rate	4.90%
Total borrowings	$ 99.5
Floating interest rate | Eifuku
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2026	2026	2026
Effective interest rate	4.30%	3.90%	5.30%
Total borrowings	$ 22.4	$ 24.1	$ 25.7
Floating interest rate | Showa
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Floating
Maturity	2024	2024	2024
Effective interest rate	4.10%	3.30%	5.10%
Total borrowings	$ 20.9	$ 23.0	$ 25.2
Fixed interest rate | CDBL
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Fixed
Maturity	2029	—	—
Effective interest rate	5.80%
Total borrowings	$ 150.8
Fixed interest rate | Springliner
Disclosure of detailed information about borrowings [line items]
Fixed/floating	Fixed
Maturity	2026	2026	2026
Effective interest rate	4.80%	4.80%	5.50%
Total borrowings	$ 33.4	$ 36.0	$ 60.3